As filed with the Securities and Exchange Commission on December 21, 2018
Securities Act File No. 2-63023
Investment Company Act File No. 811-02884

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

x    REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
¨    Pre-Effective Amendment No.
x    Post-Effective Amendment No. 56

x    REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
x    Amendment No. 56

BARRETT OPPORTUNITY FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

90 PARK AVENUE,
NEW YORK, NEW YORK 10016
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 983-5080

PETER SHRIVER
90 PARK AVENUE
NEW YORK, NEW YORK 10016
(NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

COPIES TO:
DAVID W. BLASS, ESQ.
SIMPSON THACHER & BARTLETT LLP
900 G STREET, NW
WASHINGTON, D.C. 20001

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 56 hereby incorporates Parts A, B and C from the Fund’s PEA No. 55 on Form N‑1A filed December 17, 2018.  This PEA No. 56 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 55.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 56 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of December, 2018.

BARRETT OPPORTUNITY FUND, INC. (Registrant)

By: /s/ Peter H. Shriver
Peter H. Shriver
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to its Registration Statement has been signed below on December 21, 2018, by the following persons in the capacities indicated.

Signature	Title
/s/ Peter H. Shriver Peter H. Shrive	President and Chief Executive Officer
/s/ John G. Youngman John G. Youngma	Chief Financial Officer and Treasurer
/s/ Barry Handel* Barry Handel	Director
/s/ William J. Morris, Jr.* William J. Morris, Jr.	Director
/s/ Rosalind A. Kochman* Rosalind A. Kochman	Director
/s/ David H. Kochman* David H. Kochman	Director
* By:  /s/ Peter H. Shriver
Peter H. Shriver
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 51 to its Registration Statement on
Form N-1A with the SEC on December 15, 2016,
and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE